Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 895	₱ 778
Transfers from property and equipment		74
Net gains (losses) from fair value adjustments charged to profit or loss	34	43
Balances at end of the year	929	895
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	728	607
Transfers from property and equipment		70
Net gains (losses) from fair value adjustments charged to profit or loss	43	51
Balances at end of the year	771	728
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	4	5
Net gains (losses) from fair value adjustments charged to profit or loss	(1)	(1)
Balances at end of the year	3	4
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	163	166
Transfers from property and equipment		4
Net gains (losses) from fair value adjustments charged to profit or loss	(8)	(7)
Balances at end of the year	₱ 155	₱ 163